Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Company's Contribution Structure
The following table summarizes the Company's contribution structure under the Plan:

Contribution Type	Contribution Structure
1. Basic safe-harbor non-elective contribution	• 3% of eligible compensation
2. Company matching contribution
•    Up to 3% of eligible compensation, calculated as 100% Company match on the first 3% of associate deferrals
• Up to 4.5% of eligible compensation, calculated as 50% Company match on the next 3% of associate deferrals

Total annual contribution opportunity	• Maximum of 7.5% of eligible compensation